UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2005

Check here if Amendment:	  X  ; Amendment Number:	___
  This Amendment (Check only one.)    X   is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grand-Jean Capital Management, Inc.
Address:	One Market - Steuart Tower
		Suite 2600
		San Francisco, CA  94105

Form 13F File Number:	28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Crystal Smolinski
Title:	Chief Compliance Officer
Phone:	(415) 512-8512

Signature, Place and Date of Signing:


/s/ Crystal Smolinski
Crystal Smolinski		San Francisco, CA		November 16, 2005


Report Type (Check only one.):
___	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		46

Form 13F Information Table Value Total:		125,407 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

NAME OF ISSUER                  TITLE OF  CUSIP        VALUE     SHARES    SH/  PUT/  INV   OTHER      VOTING AUTH
                                CLASS                  X1000              PRN   CALL  DISC   MGR     SOLE   SHR     NONE

Western Oil Sands                cs       959053109      7,654    332,600  SH  N/A   Sole   N/A   332,600
Alliance Capital Management      cs       01855A101        308      6,429  SH  N/A   Sole   N/A     6,429
American Tower Corp              cs       029912201      6,689    268,100  SH  N/A   Sole   N/A   268,100
AMICAS Inc.                      cs       001712108      3,030    561,200  SH  N/A   Sole   N/A   561,200
Bank of America                  cs       060505104        310      7,356  SH  N/A   Sole   N/A     7,356
Chesapeake Energy Corp.          cs       165167107      8,721    228,000  SH  N/A   Sole   N/A   228,000
Core Laboratories                cs       N22717107      4,482    138,925  SH  N/A   Sole   N/A   138,925
Duratek, Inc.                    cs       26658Q102      3,981    217,773  SH  N/A   Sole   N/A   217,773
Foxhollow Tech                   cs       35166A103      3,003     63,075  SH  N/A   Sole   N/A    63,075
Gannett Inc. Com                 cs       364730101        379      5,510  SH  N/A   Sole   N/A     5,510
Packaging Dynamics Corp.         cs       695160101      3,966    314,974  SH  N/A   Sole   N/A   314,974
Royal Dutch Shell A Adrf         cs       780257804        266      4,053  SH  N/A   Sole   N/A     4,053
Safeguard Hlth Ent New           cs       786444208        311         92  SH  N/A   Sole   N/A        92
Sears Holding Corp               cs       012350106      4,239     34,063  SH  N/A   Sole   N/A    34,063
Aramark                          cs       038521100      3,329    124,650  SH  N/A   Sole   N/A   124,650
Arch Capital                     cs       G0450A105      6,356    128,163  SH  N/A   Sole   N/A   128,163
Berkshire Hathaway Cl B Inc.     cs       084670207      1,794        657  SH  N/A   Sole   N/A       657
BP plc                           cs       055622104        442      6,236  SH  N/A   Sole   N/A     6,236
Capital Source Inc.              cs       14055X102     10,456    479,625  SH  N/A   Sole   N/A   479,625
Citigroup Inc.                   cs       172967101      7,803    171,408  SH  N/A   Sole   N/A   171,408
Clarus Corp                      cs       182707109        174     20,900  SH  N/A   Sole   N/A    20,900
Coca Cola Com                    cs       191216100        287      6,637  SH  N/A   Sole   N/A     6,637
Comcast Corp Cl A Special New    cs       20030N200      7,189    249,790  SH  N/A   Sole   N/A   249,790
Emerson Electric Co.             cs       291011104        241      3,350  SH  N/A   Sole   N/A     3,350
Exxon Mobile Corp.               cs       30231G102      1,273     20,035  SH  N/A   Sole   N/A    20,035
Federal Home Loan Mtg. Corp      cs       313400301      3,582     63,436  SH  N/A   Sole   N/A    63,436
General Electric                 cs       369604103        834     24,754  SH  N/A   Sole   N/A    24,754
GP Strategies                    cs       36225V104      1,283    142,400  SH  N/A   Sole   N/A   142,400
Intel Corp.                      cs       458140100        398     16,164  SH  N/A   Sole   N/A    16,164
International Business Machines  cs       459200101      1,190     14,831  SH  N/A   Sole   N/A    14,831
Istar Financial Inc.             cs       45031U101      3,693     91,348  SH  N/A   Sole   N/A    91,348
Johnson & Johnson Common         cs       478160104      2,162     34,160  SH  N/A   Sole   N/A    34,160
Lamar Advertising                cs       512815101      2,320     51,150  SH  N/A   Sole   N/A    51,150
La Quinta Properties Pfd A       ps       50419U202      1,096     42,909  SH  N/A   Sole   N/A    42,909
Microsoft Inc.                   cs       594918104        943     36,660  SH  N/A   Sole   N/A    36,660
Office Depot                     cs       676220106      5,807    195,525  SH  N/A   Sole   N/A   195,525
Pepsico Inc.                     cs       713448108        332      5,851  SH  N/A   Sole   N/A     5,851
Plains All American Pipeline     cs       726503105        232      5,444  SH  N/A   Sole   N/A     5,444
San Juan Basin Royalty Trust     cs       798241105        550     11,271  SH  N/A   Sole   N/A    11,271
Sun Microsystems Inc.            cs       866810104         58     14,832  SH  N/A   Sole   N/A    14,832
Tiffany & Co. New                cs       886547108        231      5,800  SH  N/A   Sole   N/A     5,800
Tyco Intl. LTD New               cs       902124106      6,244    224,212  SH  N/A   Sole   N/A   224,212
United Health Group              cs       91324P102      6,888    122,560  SH  N/A   Sole   N/A   122,560
Wal Mart Stores Inc.             cs       931142103        215      4,914  SH  N/A   Sole   N/A     4,914
Walgreen Company                 cs       931422109        289      6,640  SH  N/A   Sole   N/A     6,640
Wellsfargo & Co. New Del.        cs       949746101        377      6,440  SH  N/A   Sole   N/A     6,440



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